Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited), September 30, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a
Country Shares
a
Value
a
Common Stocks 98.6%
Air Freight & Logistics 1.3%
a
SF Holding Co. Ltd., A .................................. China 884,700 $ 10,644,988
Auto Components 0.7%
Minth Group Ltd. ...................................... China 1,422,000 6,209,547
Banks 3.5%
a
China Construction Bank Corp., A ......................... China 3,875,500 3,516,871
a
China Merchants Bank Co. Ltd., A ......................... China 1,935,246 10,301,832
China Merchants Bank Co. Ltd., H ......................... China 3,270,500 15,519,982
29,338,685
Beverages 2.6%
China Resources Beer Holdings Co. Ltd. .................... China 1,082,000 6,645,564
a
Kweichow Moutai Co. Ltd., A ............................. China 46,445 11,456,278
a
Luzhou Laojiao Co. Ltd., A ............................... China 202,956 4,310,078
22,411,920
Biotechnology 4.6%
b
BeiGene Ltd. ......................................... China 502,100 11,073,976
a
Hualan Biological Engineering, Inc., A ...................... China 538,188 4,530,141
b
I-Mab, ADR .......................................... China 18,922 889,902
b,c,d
InnoCare Pharma Ltd., 144A, Reg S ....................... China 2,028,400 2,657,048
b,d
Innovent Biologics, Inc., 144A, Reg S ...................... China 2,133,900 15,913,012
a
Jinyu Bio-Technology Co. Ltd., A .......................... China 988,700 3,946,610
39,010,689
Capital Markets 0.5%
a
East Money Information Co. Ltd., A ........................ China 1,268,800 4,515,968
Chemicals 1.6%
a
Jiangsu Yangnong Chemical Co. Ltd., A .................... China 277,900 3,598,703
a
Shenzhen Capchem Technology Co. Ltd., A .................. China 1,218,410 10,309,913
13,908,616
Commercial Services & Supplies 2.4%
d
A-Living Services Co. Ltd., H, 144A, Reg S .................. China 3,189,799 16,319,758
a
Beijing Originwater Technology Co. Ltd., A ................... China 3,140,900 4,039,247
20,359,005
Construction Materials 3.1%
Anhui Conch Cement Co. Ltd., H .......................... China 1,615,000 11,186,030
a
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 1,876,200 14,980,557
26,166,587
Containers & Packaging 1.6%
a
Shenzhen YUTO Packaging Technology Co. Ltd., A ............ China 1,457,700 6,846,306
a
Zhejiang Jiemei Electronic & Technology Co. Ltd., A ........... China 1,757,600 7,166,122
14,012,428
Diversified Consumer Services 4.5%
b,c
GSX Techedu, Inc., ADR ................................ China 122,745 11,060,552
b
New Oriental Education & Technology Group, Inc., ADR ........ China 180,291 26,953,504
38,014,056
Electrical Equipment 1.8%
a
Hongfa Technology Co. Ltd., A ............................ China 1,238,435 8,382,213

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
Country Shares
a
Value
a
Common Stocks
(continued)
Electrical Equipment (continued)
a
Sunwoda Electronic Co. Ltd., A ........................... China 1,724,500 $ 6,923,965
15,306,178
Electronic Equipment, Instruments & Components 2.7%
a
Hangzhou Hikvision Digital Technology Co. Ltd., A ............. China 556,800 3,143,191
a
Luxshare Precision Industry Co. Ltd., A ..................... China 1,360,238 11,519,744
a
Shenzhen Kinwong Electronic Co. Ltd., A ................... China 840,364 4,150,816
a
WUS Printed Circuit Kunshan Co. Ltd., A .................... China 1,348,970 3,759,057
22,572,808
Entertainment 1.8%
NetEase, Inc. ........................................ China 853,061 15,316,354
Food & Staples Retailing 2.0%
a
Laobaixing Pharmacy Chain JSC, A ....................... China 783,860 9,595,389
Sun Art Retail Group Ltd. ............................... China 6,741,304 7,484,617
17,080,006
Food Products 2.0%
a
Inner Mongolia Yili Industrial Group Co. Ltd., A ............... China 1,276,300 7,266,935
a
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A .... China 971,300 9,421,989
16,688,924
Health Care Equipment & Supplies 1.2%
a
Autobio Diagnostics Co. Ltd., A ........................... China 161,000 3,835,364
a
Shanghai Kinetic Medical Co. Ltd., A ....................... China 1,156,000 3,628,361
a
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 57,800 2,969,377
10,433,102
Health Care Providers & Services 0.3%
a,b
Meinian Onehealth Healthcare Holdings Co. Ltd., A ............ China 1,294,039 2,711,490
b
Hotels, Restaurants & Leisure 1.6%
a
Songcheng Performance Development Co. Ltd., A ............. China 1,942,700 5,244,014
Yum China Holdings, Inc. ............................... China 155,335 8,224,988
13,469,002
Household Durables 3.0%
a
Midea Group Co. Ltd., A ................................ China 1,169,916 12,575,520
a
Oppein Home Group, Inc., A ............................. China 175,600 2,797,625
a
Suofeiya Home Collection Co. Ltd., A ...................... China 1,730,400 6,745,960
a
TCL Technology Group Corp., A .......................... China 3,857,300 3,518,973
25,638,078
Insurance 2.9%
AIA Group Ltd. ....................................... Hong Kong 477,641 4,747,829
China Life Insurance Co. Ltd., H .......................... China 3,919,966 8,886,527
a
Ping An Insurance Group Co. of China Ltd., A ................ China 689,150 7,771,793
Ping An Insurance Group Co. of China Ltd., H ................ China 332,000 3,446,463
24,852,612
Interactive Media & Services 11.1%
b
Baidu, Inc., ADR ...................................... China 66,358 8,400,259
Tencent Holdings Ltd. .................................. China 1,269,900 85,773,905
94,174,164

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
Country Shares
a
Value
a
Common Stocks
(continued)
Internet & Direct Marketing Retail 21.4%
b
Alibaba Group Holding Ltd. .............................. China 2,486,496 $ 91,282,642
b,c
Baozun, Inc., ADR ..................................... China 377,058 12,250,614
b
Baozun, Inc., A ....................................... China 475,500 4,969,742
b
JD.com, Inc., A ....................................... China 857,462 33,016,974
b,d
Meituan Dianping, B, Reg S ............................. China 964,541 30,384,496
b
Vipshop Holdings Ltd., ADR ............................. China 654,013 10,228,763
182,133,231
IT Services 2.2%
b
GDS Holdings Ltd., ADR ................................ China 232,091 18,992,007
b
Life Sciences Tools & Services 2.6%
b,d
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 918,681 22,515,242
b
Machinery 2.1%
a
Shenzhen Inovance Technology Co. Ltd., A .................. China 822,000 7,047,938
Weichai Power Co. Ltd., H .............................. China 5,124,940 10,370,145
17,418,083
Oil, Gas & Consumable Fuels 0.7%
CNOOC Ltd. ......................................... China 6,414,800 6,170,296
Paper & Forest Products 0.5%
Nine Dragons Paper Holdings Ltd. ......................... Hong Kong 3,273,735 4,133,242
Pharmaceuticals 2.0%
CSPC Pharmaceutical Group Ltd. ......................... China 3,447,600 6,729,924
a
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 750,960 9,970,769
16,700,693
Real Estate Management & Development 4.0%
a
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A .... China 600,658 1,347,360
China Resources Land Ltd. .............................. China 2,682,000 12,232,210
KWG Group Holdings Ltd. ............................... China 2,557,000 4,403,833
a
Poly Developments and Holdings Group Co. Ltd., A ............ China 3,060,600 7,205,245
Shimao Group Holdings Ltd. ............................. China 2,140,400 8,929,692
34,118,340
Semiconductors & Semiconductor Equipment 0.7%
a
LONGi Green Energy Technology Co. Ltd., A ................. China 170,300 1,889,641
a
Will Semiconductor Ltd., A ............................... China 145,051 3,815,009
5,704,650
Software 0.7%
a
Hundsun Technologies, Inc., A ............................ China 425,627 6,212,644
Specialty Retail 2.0%
a
China Tourism Group Duty Free Corp. Ltd., A ................ China 511,500 16,852,458
Textiles, Apparel & Luxury Goods 2.6%
ANTA Sports Products Ltd. .............................. China 2,126,156 22,189,605
Wireless Telecommunication Services 0.3%
China Mobile Ltd. ..................................... China 437,000 2,805,246
Total Common Stocks (Cost $500,421,212) .....................................
838,780,944

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See A bbreviations on page 8.
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds 0.1%
Electrical Equipment 0.0%
†
a
Sunwoda Electronic Co. Ltd. , 0.4% , 7/14/26 ................. China 1,230,800 CNY $ 263,349
Electronic Equipment, Instruments & Components 0.1%
a
Shenzhen Kinwong Electronic Co. Ltd. , Zero Cpn., 8/23/26 ...... China 1,756,000 CNY 308,363
Total Convertible Bonds (Cost $430,563) .......................................
571,712
Total Long Term Investments (Cost $500,851,775) ...............................
839,352,656
a
Short Term Investments 2.1%
a a
Country Shares
a
Value
a
Money Market Funds 0.6%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 5,551,858 5,551,858
Total Money Market Funds (Cost $5,551,858) ...................................
5,551,858
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.5%
Money Market Funds 1.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 12,421,278 12,421,278
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $12,421,278) ...........................................................
12,421,278
Total Short Term Investments (Cost $17,973,136 ) ................................
17,973,136
a
Total Investments (Cost $518,824,911) 100.8% ..................................
$857,325,792
Other Assets, less Liabilities (0.8)% ...........................................
(6,879,312)
Net Assets 100.0% ...........................................................
$850,446,480
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 6.
b
Non-income producing.
c
A portion or all of the security is on loan at September 30, 2020.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $87,789,556, representing 10.3% of net assets.
e
See Note
5
regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Dragon Fund, Inc.

Notes to Consolidated Statement of Investments (unaudited)
1. Organization
Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to

Templeton Dragon Fund, Inc.
Notes to Consolidated Statement of Investments (unaudited)

minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A-shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2020, the Fund held investments in affiliated management investment companies as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Templeton Dragon Fund, Inc.
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $21,610,576 $200,163,500 $(216,222,218) $ — $ — $ 5,551,858 5,551,858 $ 54,649
2. Financial Instrument Valuation
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Statement of Investments (unaudited)

6. Investments in Templeton China Opportunities Fund, Ltd. (China Fund)
The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands
exempted company, and is a wholly-owned subsidiary of the Templeton Dragon Fund, and is able to invest directly in China
A-shares consistent with the investment objective of the Templeton Dragon Fund. At September 30, 2020, the China Fund’s
investments as well as any other assets and liabilities of the China Fund are reflected in the Fund’s Consolidated Statement of
Investments. At September 30, 2020, the net assets of the China Fund were $274,256,084, representing 32.2% of the Fund’s consolidated net assets.
The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund. Investment decisions related to the China Fund A-shares are specific to the Fund and it bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2020, in valuing the Fund's assets carried at fair value, is as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Templeton Dragon Fund, Inc. (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $121,147,689 $(108,726,411) $ — $ — $ 12,421,278 12,421,278 $ 10,490
Total Affiliated Securities .... $21,610,576 $321,311,189 $(324,948,629) $— $— $17,973,136 $65,139
5. Investments in Affiliated Management Investment Companies
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Statement of Investments (unaudited)

8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 10,644,988 $ — $ 10,644,988
Auto Components ...................... — 6,209,547 — 6,209,547
Banks ............................... — 29,338,685 — 29,338,685
Beverages ........................... — 22,411,920 — 22,411,920
Biotechnology ......................... 889,902 38,120,787 — 39,010,689
Capital Markets ........................ — 4,515,968 — 4,515,968
Chemicals ........................... — 13,908,616 — 13,908,616
Commercial Services & Supplies ........... — 20,359,005 — 20,359,005
Construction Materials .................. — 26,166,587 — 26,166,587
Containers & Packaging ................. — 14,012,428 — 14,012,428
Diversified Consumer Services ............ 38,014,056 — — 38,014,056
Electrical Equipment .................... — 15,306,178 — 15,306,178
Electronic Equipment, Instruments &
Components ........................ — 22,572,808 — 22,572,808
Entertainment ......................... — 15,316,354 — 15,316,354
Food & Staples Retailing ................. — 17,080,006 — 17,080,006
Food Products ........................ — 16,688,924 — 16,688,924
Health Care Equipment & Supplies ......... — 10,433,102 — 10,433,102
Health Care Providers & Services .......... — 2,711,490 — 2,711,490
Hotels, Restaurants & Leisure ............. 8,224,988 5,244,014 — 13,469,002
Household Durables .................... — 25,638,078 — 25,638,078
Insurance ............................ — 24,852,612 — 24,852,612
Interactive Media & Services .............. 8,400,259 85,773,905 — 94,174,164
Internet & Direct Marketing Retail .......... 27,449,119 154,684,112 — 182,133,231
IT Services ........................... 18,992,007 — — 18,992,007
Life Sciences Tools & Services ............ — 22,515,242 — 22,515,242
Machinery ............................ — 17,418,083 — 17,418,083
Oil, Gas & Consumable Fuels ............. — 6,170,296 — 6,170,296
Paper & Forest Products ................. — 4,133,242 — 4,133,242
Pharmaceuticals ....................... — 16,700,693 — 16,700,693
Real Estate Management & Development .... — 34,118,340 — 34,118,340
Semiconductors & Semiconductor Equipment . — 5,704,650 — 5,704,650
Software ............................. — 6,212,644 — 6,212,644
Specialty Retail ........................ — 16,852,458 — 16,852,458
Textiles, Apparel & Luxury Goods .......... — 22,189,605 — 22,189,605
Wireless Telecommunication Services ....... — 2,805,246 — 2,805,246
Convertible Bonds ....................... — 571,712 — 571,712
Short Term Investments ................... 17,973,136 — — 17,973,136
Total Investments in Securities ........... $119,943,467 $737,382,325 $— $857,325,792
Currency
CNY
Chinese Yuan
7. Fair Value Measurements
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Statement of Investments (unaudited)

Selected Portfolio
ADR American Depositary Receipts
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.